Commitments and Contingencies (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 23, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 16, 2016
Commitments and Contingencies [Abstract]
Underwriting fees		$ 3,034,620	$ 0
Additional underwriting fee payment			$ 5,310,585
Percentage of additional underwriting fee on per unit offering price			3.50%
Period to redeem the public share to complete the initial business combination			24 months
Initial Public Offering [Member]
Commitments and Contingencies [Abstract]
Underwriting fees	$ 3,000,000
Percentage of underwriting fee on per unit offering price	2.00%
Number of units issued (in shares)	15,000,000
Over-Allotment [Member]
Commitments and Contingencies [Abstract]
Number of units issued (in shares)				173,100